Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 6		$ 19	$ 8
Purchased for cancellation	$ (488)		$ (826)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	158,000	228,000	374,000	628,000
Issued in connection with dividend reinvestment plan, shares		5,715,000		11,850,000
Purchased for cancellation, shares	(3,013)		(4,955)
Increase (decrease) in number of ordinary shares issued, shares	(2,855,000)	5,943,000	(4,581,000)	12,478,000
Issued in connection with share-based compensation plans	$ 14	$ 22	$ 36	$ 60
Issued in connection with dividend reinvestment plan		740		1,460
Purchased for cancellation	(45)		(74)
Increase (decrease) in equity	$ (31)	$ 762	$ (38)	$ 1,520